Schedule of financial instruments by fair value hierarchy (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		₨ 32,391
Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	3,362,798	2,650,081
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		31,955
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	667,282	399,718
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		436
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	667,282	432,109
Ifrs Warrant [Member] | Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		31,955
Ifrs Warrant [Member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Ifrs Warrant [Member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		436
Ifrs Warrant [Member] | At fair value [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		32,391
Borrowings Short Term and Long Term [Member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Borrowings Short Term and Long Term [Member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	358,580	131,055
Borrowings Short Term and Long Term [Member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Borrowings Short Term and Long Term [Member] | At fair value [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	358,580	131,055
Other Liabilitie [Member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Other Liabilitie [Member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	308,702	268,663
Other Liabilitie [Member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value
Other Liabilitie [Member] | At fair value [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	308,702	268,663
Assets For Which Fair Value is Disclosed [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets For Which Fair Value is Disclosed [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	688,649	692,030
Assets For Which Fair Value is Disclosed [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets For Which Fair Value is Disclosed [Member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	688,649	692,030
Assets For Which Fair Value is Disclosed [Member] | Term Deposits [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets For Which Fair Value is Disclosed [Member] | Term Deposits [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	568,264	552,129
Assets For Which Fair Value is Disclosed [Member] | Term Deposits [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets For Which Fair Value is Disclosed [Member] | Term Deposits [Member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	568,264	552,129
Assets For Which Fair Value is Disclosed [Member] | Other Financial Assets [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets For Which Fair Value is Disclosed [Member] | Other Financial Assets [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	120,385	139,901
Assets For Which Fair Value is Disclosed [Member] | Other Financial Assets [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value
Assets For Which Fair Value is Disclosed [Member] | Other Financial Assets [Member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	₨ 120,385	₨ 139,901